LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 165,708	$ 134,022
Additions and modifications, net of disposals	50,644	59,598
Amortization	(34,046)	(27,912)
Balance, end of year	$ 182,306	$ 165,708